Subsequent Events (Details) - shares		Sep. 08, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 05, 2023
Subsequent Event [Member] | Cheng Kwan Hung [Member]
Subsequent Events [Line Items]
Ordinary shares issued		100,000
Subsequent Event [Member] | Ho Chris Yeung [Member]
Subsequent Events [Line Items]
Ordinary shares issued		60,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]		2,260,000	2,260,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued		160,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued					18,000,000
Ordinary Shares [Member] | Subsequent Event [Member] | 2026 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Ordinary shares issued		600,000

[1]	Giving retroactive effect to the 1-for-5 share consolidation.